Stockholders' Equity	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Stockholders' Equity

12. Stockholders’ Equity

(a)	Convertible Preferred Stock

As of December 31, 2014 and 2015, the Company had outstanding Series A, B, C, D, E and T convertible preferred stock (individually referred to as “Series A, B, C, D, E or T” or collectively “Preferred Stock”) as follows (in thousands, except share data):

	As of December 31, 2014
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation preference	Proceeds, Net of Issuance Costs
Series A	13,173,240	13,173,240	$4,624	$4,624
Series B	11,416,062	11,416,062	12,000	11,941
Series C	8,466,254	8,452,864	25,250	25,196
Series D	9,440,324	9,440,324	70,000	69,930
Series T	5,000,000	—	—	—

Total	47,495,880	42,482,490	$111,874	$111,691

	As of December 31, 2015
	Shares Authorized	Shares Issued and Outstanding		Aggregate Liquidation preference	Proceeds, Net of Issuance Costs
Series A	13,173,240	13,076,491		$4,590	$4,592
Series B	11,416,062	11,146,895		11,717	11,658
Series C	8,452,864	8,452,864		25,250	25,196
Series D	9,440,324	9,440,324		70,000	69,930
Series E	11,494,249	11,494,249		130,000	125,448
Series T	5,000,000	897,618	(1)	9	—	(2)

Total	58,976,739	54,508,441		$241,566	$236,824

(1)	The outstanding shares include 687,885 shares held in escrow as of December 31, 2015 related to the Authy acquisition. Of these shares, 507,885 shares are subject to graded vesting over a period of 3.6 years, as amended, and have a fair value of $4.0 million as of December 31, 2015. A total of 127,054 shares are subject to performance conditions and can be relinquished, if the performance conditions are not met.

(2)	389,733 shares were issued as part of the purchase price for Authy acquisition and had a fair value of $3.1 million on the acquisition closing date.

Immediately prior to the completion of the IPO, all shares of convertible preferred stock then outstanding were automatically converted into 54,508,441 shares of common stock on a one-to-one basis, and then reclassified as shares of Class B common stock.

The holders of the Company’s Preferred Stock had the following rights, preferences and privileges:

Conversion

At any time following the date of issuance, each share of Preferred Stock is convertible, at the option of its holder, into the number of shares of common stock which results from dividing the applicable original issue price per share for each series by the applicable conversion price per share for such series, on the date of conversion. As of December 31, 2014 and 2015, the initial conversion prices per share of all series of preferred stock were equal to the original issue prices of each series and therefore the conversion ratio was 1:1.

Each share of preferred stock shall be automatically converted into shares of common stock immediately upon the earlier of (i) the consummation of a firmly underwritten public offering pursuant to the Securities Act of 1933, as amended, the public offering price of which is not less than $50.0 million in aggregate; or (ii) the date specified by the written consent of holders of a majority of the outstanding shares of preferred stock, voting together as a class of shares on an as-converted basis. In addition, the conversion of each of the Series B, Series C, Series D and Series E preferred stock in connection with a Liquidation Event defined below requires the written consent of a majority of such series, if the proceeds payable to each of these series is less than the respective original issuance price.

A Liquidation Event includes (i) a sale, lease or other disposition of all or substantially all of the Company’s assets, (ii) a merger or consolidation of the Company into another entity (except where the merger results in the holders of the Company’s stock prior to merger continuing to hold at least 50% of the voting power of the capital stock of the Company or the surviving or acquiring entity), (iii) the transfer of the Company’s securities to a person, or a group of affiliated persons, if, after such a transfer, such person or group of persons holds 50% or more of the outstanding voting stock of the Company, (iv) the grant of an exclusive, irrecoverable license to all or substantially all of the Company’s intellectual property or (v) a liquidation, dissolution or winding up of the Company.

In the event the Company issues any additional stock, as defined in the Company’s Certificate of Incorporation, after the preferred stock original issue date, without consideration or for a consideration per share less than the conversion price applicable to a series of preferred stock in effect immediately prior to such issuance, the conversion price for such series in effect immediately prior to each such issuance shall be adjusted according to a formula set forth in the Company’s Certificate of Incorporation.

Voting

The holders of Preferred Stock and the holders of common stock vote together and not as separate classes, except in cases specifically provided for in the Certificate of Incorporation or as provided by law.

The holders of each share of Preferred Stock has the right to one vote for each share of common stock into which such Preferred Stock could be converted, and, with respect to such vote, holders of Preferred Stock have full voting rights and powers equal to the voting rights and powers of the holders of common stock, with the exception of voting for the election of directors referred to below.

As long as a majority of the shares of Series A preferred stock originally issued remain outstanding, the holders of such shares, voting as a separate class, shall be entitled to elect one director. As long as a majority of the shares of Series B preferred stock originally issued remain outstanding, the holders of such shares, voting as a separate class, shall be entitled to elect one director. As long as at least 2,000,000 shares of Series D preferred stock are outstanding, the holders of such shares, voting as a separate class, shall be entitled to elect one director. The holders of common stock, voting as a separate class, shall be entitled to elect two directors. The holders of shares of Preferred Stock and common stock, voting together as a single class on an as-converted basis, shall be entitled to elect the remaining directors of the Company.

Dividends

The holders of convertible preferred stock are entitled to receive, when and if declared by the board of directors, out of any assets legally available therefor, any dividends as may be declared from time to time by the board of directors. No dividend may be declared or paid on the common stock unless any and all such dividends are distributed among all holders of common stock and preferred stock on a pro rata pari passu basis in proportion to the number of shares of common stock that would be held by each such holder if all shares of preferred stock were converted to common stock at the effective conversion rate. The right to receive dividends on shares of preferred stock is non-cumulative. No dividends had been declared or paid by the Company as of December 31, 2014 and 2015 and June 30, 2016 (unaudited).

Liquidation Preference

In the event of any Liquidation Event of the Company, the holders of Series A, Series B, Series C, Series D and Series E preferred stock (“senior preferred stock”) shall be entitled to receive, in preference to any distribution of the proceeds to the holders of Series T preferred stock or common stock, an amount per share equal to the sum of the applicable original issue price for each series of preferred stock (as adjusted for stock splits and combinations as described in the Certificate of Incorporation), plus declared but unpaid dividends on such share. Upon completion of this distribution, the holders of Series T preferred stock shall be entitled to receive in preference to any distribution of the proceeds to the holders of common stock an amount per share equal to the sum of the applicable original issue price for Series T preferred stock, plus declared but unpaid dividends on such share. If the proceeds thus distributed among the holders of the preferred stock are insufficient to permit payment to such holders of the full preferential amounts, then the entire proceeds available for distribution shall be distributed ratably first among the holders of the senior preferred stock in proportion to the full preferential amount that each holder is otherwise entitled to. The original issue price per share of Series A, Series B, Series C, Series D, Series E and Series T convertible preferred stock is equal to $0.35, $1.05, $2.99, $7.42, $11.31 and $0.01, respectively.

Upon completion of the distribution referred to above, all the remaining proceeds available for distribution shall be distributed to the holders of the Company’s common stock pro rata based on the number of common stock held by each.

The Company classified the Preferred Stock within shareholders’ equity since the shares are not redeemable, and the holders of the Preferred Stock cannot effect a deemed liquidation of the Company outside of the Company control.

(b)	Preferred Stock

As of June 30, 2016 (unaudited), the Company had authorized 100,000,000 shares of undesignated preferred stock, par value $0.001, of which no shares were outstanding.

(c)	Common Stock

As of December 31, 2014 and 2015, there were 17,446,051 and 17,324,003 shares of common stock, respectively, issued and outstanding.

Immediately prior to the completion of the IPO, all shares of common stock then outstanding were reclassified as Class B common stock. Shares offered and sold in the IPO were the newly authorized shares of Class A common stock.

As of June 30, 2016, the Company had authorized 1,000,000,000 shares of Class A common stock and 100,000,000 shares of Class B common stock, each par value $0.001 per share, of which 11,647,711 shares and 72,878,382 shares of Class A and Class B common stock, respectively, were issued and outstanding. Holders of Class A and Class B common stock are entitled to one vote per share and 10 votes per share, respectively, and the shares of Class A common stock and Class B common stock are identical, except for voting and conversion rights. As of June 30, 2016 (unaudited), the outstanding Class B common stock included 617,634 shares related to the Authy acquisition that were held in escrow.

The Company had reserved shares of common stock for issuance as follows:

	As of December 31,			As of June 30, 2016
	2014	2015
				(Unaudited)
Convertible preferred stock outstanding	42,482,490	54,508,441	(1)	—
Stock options issued and outstanding	13,141,311	16,883,837		16,918,789
Nonvested restricted stock units issued and outstanding	—	71,000		891,008
Common stock reserved for Twilio.org	—	888,022		780,397
Stock-based awards available for grant under 2008 Plan	575,554	14,920		—
Stock-based awards available for grant under 2016 Plan	—	—		11,446,750
Common stock reserved for issuance under 2016 ESPP	—	—		2,400,000

Total	56,199,355	72,366,220		32,436,944

(1)	Includes 687,885 shares of Series T convertible preferred stock related to the Authy acquisition held in escrow as of December 31, 2015.

(d)	Stock Repurchases

Following the closing of the Series D convertible preferred stock financing, on May 20, 2013, the Company repurchased an aggregate of 1,498,464 shares of common stock from three founders for $10.0 million in cash, which transaction is referred to as the 2013 Repurchase. The 2013 Repurchase was conducted at a price in excess of the fair value of the Company’s common stock at the date of repurchase. No special rights or privileges were conveyed to the founders as part of this transaction. However, no other stockholders were given the opportunity to participate in the 2013 Repurchase. The Company recorded a compensation expense in the amount of $5.0 million, which represented the excess of the common stock repurchase price above the fair value of the common stock on the date of repurchase. Of this expense, $1.9 million and $3.1 million were classified as research and development and general and administrative expenses, respectively, in the accompanying consolidated statement of operations. The Company retired the shares repurchased from the founders as of May 20, 2013.

Following the closing of the Series E convertible preferred stock financing, on August 21, 2015, the Company repurchased an aggregate of 365,916 shares of Series A preferred stock and Series B preferred stock from certain preferred stockholders, and repurchased an aggregate of 1,869,156 shares of common stock from certain current and former employees for $22.8 million in cash, which transaction is referred to as the 2015 Repurchase. The 2015 Repurchase was conducted at a price in excess of the fair value of the Company’s common stock at the date of repurchase. No special rights or privileges were conveyed to the employees and former employees. However, not all employees were invited to participate in the 2015 Repurchase. The Company recorded a compensation expense in the amount of $2.0 million for the year ended December 31, 2015, which was the excess of the common stock repurchase price above the fair value of the common stock on the date of repurchase. Of this expense, $0.8 million, $0.1 million and $1.1 million were classified as research and development, sales and marketing and general and administrative expenses, respectively, in the accompanying consolidated statement of operations. The excess of the preferred stock repurchase price above the carrying value of the preferred stock was recorded as a deemed dividend in the year ended December 31, 2015. The Company retired the shares repurchased in the 2015 Repurchase as of August 21, 2015.

(e)	Stock Split

On July 9, 2014, the Company’s board of directors and stockholders approved and the Company effected, a 2-for-1 split of its common stock and Preferred Stock. In connection with the split, (i) every one share of issued and outstanding common stock and Preferred Stock was increased to two shares of common stock or Preferred Stock, as applicable, and (ii) the exercise price of each outstanding option to purchase common stock was proportionately decreased. The stock split has been reflected retrospectively throughout the consolidated financial statements.

(f)	Twilio.org

On September 2, 2015, the Company’s board of directors approved the establishment of Twilio.org as a donor-advised fund with 888,022 shares of the Company’s common stock, which represented 1% of the Company’s outstanding capital stock on as-converted basis, reserved to fund Twilio.org’s activities. Subsequently, on May 13, 2016, the Company’s board of directors authorized a reduction of 107,625 shares reserved to offset equity grants to Twilio.org employees. As of June 30, 2016 (unaudited), the total remaining shares reserved for Twilio.org was 780,397.

Twilio.org is a part of the Company and not a separate legal entity. The objective for Twilio.org is to further the philanthropic goals of the Company. As of December 31, 2015 and June 30, 2016 (unaudited), none of the reserved shares were issued and outstanding.